Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Research and development costs, Net of R&D tax credits	$ 225,609	$ 70,191	$ 237,364
Net loss per common share, diluted	$ (286.33)	$ (513.80)	$ (723.05)
Weighted average common shares outstanding, diluted	167,610	134,913	64,946